Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Common Class A [Member] USD ($) shares	Common Class B [Member] shares	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Treasury shares [Member] CNY (¥) shares	Additional Paid in Capital [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Subscription Receivables [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Total [Member] CNY (¥)	Non— controlling interests [Member] CNY (¥)
Beginning balance at Dec. 31, 2021	¥ 31,528,886				¥ 1,198	¥ 218		¥ 49,245,773	¥ (17,020,254)	¥ (1,310,140)	¥ 538,650	¥ 31,455,445	¥ 73,441
Beginning balance (Shares) at Dec. 31, 2021 | shares					18,505,617,508	3,323,790,823
Net income (loss)	411,900								411,361			411,361	539
Foreign currency translation adjustments	1,956,020										1,956,020	1,956,020
Exercise of stock options granted to employees	¥ 21				¥ 7	¥ 14		0				21
Exercise of stock options granted to employees (Shares) | shares	318,299,998	318,299,998	112,209,998	206,090,000	112,209,998	206,090,000
Share-based compensation	¥ 919,255							919,255				919,255
Repurchase of shares	(1,080,270)				¥ (17)	¥ (6)		(1,080,247)				(1,080,270)
Repurchase of shares (Shares) | shares					(259,805,836)	(91,165,500)
Ordinary shares reclassification					¥ 71	¥ (71)
Ordinary shares reclassification (Shares) | shares					1,121,670,655	(1,121,670,655)
Cancellation of ordinary shares	0				¥ 0							0
Cancellation of ordinary shares (Shares) | shares					(79)
Settlement of Shareholder loan					¥ (37)			(1,326,603)		1,310,140	16,500
Settlement of Shareholder loan (Shares) | shares					(560,224,090)
Reclassification from non-controlling interests to redeemable non-controlling interests	(73,980)												(73,980)
Adjustment attributable to redeemable non-controlling interests	(4,599)								(4,599)			(4,599)
Unrealized gains on available-for-sale investments, before reclassification	0
Ending balance at Dec. 31, 2022	33,657,233				¥ 1,222	¥ 155	¥ 0	47,758,178	(16,613,492)	¥ 0	2,511,170	33,657,233	0
Ending balance (Shares) at Dec. 31, 2022 | shares					18,919,468,156	2,317,044,668
Ending balance (Shares) at Dec. 31, 2022 | shares							0
Net income (loss)	2,227,093						¥ 0		2,228,345		0	2,228,345	(1,252)
Capital contribution from non-controlling interests shareholders	6,000											0	6,000
Foreign currency translation adjustments	386,701								0		386,701	386,701	0
Exercise of stock options granted to employees	9				¥ 9	¥ 0					0	9	0
Exercise of stock options granted to employees (Shares) | shares			131,869,359		131,869,359	0	0
Share-based compensation	441,827							441,827			0	441,827	0
Repurchase of shares	(1,086,102)		$ (147,689)		¥ (1)		¥ (1,047,485)	(38,616)			0	(1,086,102)	0
Repurchase of shares (Shares) | shares			455,039,640		(469,206,520)		455,039,640
Ordinary shares reclassification					¥ 13	¥ (13)
Ordinary shares reclassification (Shares) | shares					185,179,040	(185,179,040)
Cancellation of ordinary shares					¥ (14)		¥ 439,368	(439,354)
Cancellation of ordinary shares (Shares) | shares					(77)		(201,197,520)
Adjustment attributable to redeemable non-controlling interests	(15,457)						¥ 0		(15,457)		0	(15,457)	0
Vesting of restricted shares of TYT	8,050							(8,050)				(8,050)	8,050
Unrealized gains on available-for-sale investments, before reclassification	0
Ending balance at Dec. 31, 2023	35,617,304				¥ 1,229	¥ 142	¥ (608,117)	47,713,985	(14,400,604)		2,897,871	35,604,506	12,798
Ending balance (Shares) at Dec. 31, 2023 | shares					18,767,309,958	2,131,865,628
Ending balance (Shares) at Dec. 31, 2023 | shares							253,842,120
Net income (loss)	3,123,437								3,126,985		0	3,126,985	(3,548)
Foreign currency translation adjustments	325,474										325,474	325,474
Exercise of stock options granted to employees	10				¥ 10							10
Exercise of stock options granted to employees (Shares) | shares			156,832,119		156,832,119
Share-based compensation	496,639							496,639				496,639
Repurchase of shares	(743,261)				¥ (2)		¥ (662,080)	(81,179)				(743,261)
Repurchase of shares (Shares) | shares			255,486,760		(286,250,740)		255,486,760
Cancellation of ordinary shares	(8,592)				¥ (36)		¥ 1,270,197	(1,237,224)	(41,529)			(8,592)
Cancellation of ordinary shares (Shares) | shares					(2,505)		(509,328,880)
Settlement of Shareholder loan	(41,529)							(81,179)
Adjustment attributable to redeemable non-controlling interests	(57,136)	$ (7,828)							(57,136)			(57,136)
Vesting of restricted shares of TYT								(6,127)				(6,127)	6,127
Dividends to shareholders	(1,062,371)							(1,062,371)				(1,062,371)
Unrealized gains on available-for-sale investments, before reclassification	599	82									599	599
Ending balance at Dec. 31, 2024	¥ 37,692,103	$ 5,163,797			¥ 1,201	¥ 142	¥ 0	¥ 45,823,723	¥ (11,372,284)		¥ 3,223,944	¥ 37,676,726	¥ 15,377
Ending balance (Shares) at Dec. 31, 2024 | shares					18,637,888,832	2,131,865,628
Ending balance (Shares) at Dec. 31, 2024 | shares							0